FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities - Level 3 of fair value hierarchy [member] - Excluding Derivatives [member] £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
Beginning Balance	£ 2
Losses recognised in the income statement within other income	(2)
End Balance